Shared Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share Based Compensation [Abstract]
Share Based Compensation

NOTE 8 - SHARED BASED COMPENSATION

Under the 2009 Omnibus Securities and Incentive Plan, on September 14, 2009, the Company entered into stock option agreements with its three independent directors, granting each director options to purchase 833 shares of the Company's common stock at an exercise price of $192.00 per share. The options vest in approximately equal amounts on the three subsequent anniversary dates of the grant and expire on the fifth anniversary of the date of agreement of or the date the option is fully exercised. On January 30, 2010, the Company entered into amendment agreements with its three directors to correct the exercise price to $180.00, which was the fair market value on the date of the grant. The correction of this error was considered immaterial.

Under the 2009 Omnibus Securities and Incentive Plan, on June 26, 2010, the Company granted its Chief Operating Officer, Alan Stewart and 20 employees options to acquire 86,250 shares of the Company's common stock at an exercise price of $105.60 per share. The options vest in approximately equal amounts on the four subsequent anniversary dates of the grant and expire on the eighth anniversary of the date of agreement of or the date the option is fully exercised. On June 17, 2011, Mr. Alan Stewart resigned from his position as Chief Operating Officer of QKL Stores Inc. This has no material impact on the Company's consolidated financial statements.

Under the 2009 Omnibus Securities and Incentive Plan, on December 2, 2010, the Company granted its Chief Financial Officer, Tsz-Kit Chan options to acquire 4,167 shares of the Company's common stock at an exercise price of $82.08 per share. The options vest in approximately equal amounts on the four subsequent anniversary dates of the grant and expire on the eighth anniversary of the date of agreement of or the date the option is fully exercised.

The Company accounts for its share-based compensation in accordance with ASC 718 and recognizes compensation expense using the fair-value method on a straight-line basis over the requisite service period for share option awards and non-vested share awards granted which vested during the period.  The fair value for these awards was estimated using the Black-Scholes option pricing model on the date of grant with the following assumptions:

	September 14, 2009	June 26, 2010	December 2, 2010
Expected life (years)	3.5	3.25	3.25
Expected volatility	41.2%	53%	44.9%
Risk-free interest rate	1.69%	1.49%	0.96%
Dividend yield	-	-	-

The expected volatilities are based on the historical volatility of the Company's common stock.  The observation is made on a weekly basis.  The observation period covered is consistent with the expected life of the options.  The expected life of stock options is based on the minimum vesting period required.  The risk-free rate is consistent with the expected terms of the stock options and is based on the United States Treasury yield curve in effect at the time of grant.

Stock-based compensation expenses recognized was $408,234 and $204,117 for the six months and three months ended June 30, 2013 respectively. A summary of the Company's stock options activities under the 2009 Omnibus Securities and Incentive Plan are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(Years)	Intrinsic Value
Outstanding - December 31, 2012	84,708	$106.64	1.46	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
	-	-	-	-
Outstanding- June 30, 2013	84,708	$106.64	0.96	$-

Exercisable - June 30, 2013	51,825	$108.08	0.93	$-

As of June 30, 2013, there was $816,191 of total unrecognized compensation cost related to non-vested share option awards granted.  Such cost is expected to be recognized over a weighted-average period of 1-2 years.

NOTE 11 - SHARE BASED COMPENSATION

Under the 2009 Omnibus Securities and Incentive Plan, on September 14, 2009, the Company entered into stock option agreements with its three independent directors, granting each director options to purchase 6,666 (**833) shares of the Company's common stock at an exercise price of $24.00 (**$192.00) per share.  The options vest in approximately equal amounts on the three subsequent anniversary dates of the grant and expire on the fifth anniversary of the date of agreement of or the date the option is fully exercised. On January 30, 2010, the Company entered into amendment agreements with its three directors to correct the exercise price to $22.50(**$180.00), which was the fair market value on the date of the grant. The correction of this error was considered immaterial.

Under the 2009 Omnibus Securities and Incentive Plan, on June 26, 2010, the Company granted the its Chief Operating Officer, Alan Stewart and 20 employees options to acquire 690,000 (**86,250) shares of the Company's common stock at an exercise price of $13.20 (**$105.60) per share.  The options vest in approximately equal amounts on the four subsequent anniversary dates of the grant and expire on the eighth anniversary of the date of agreement of or the date the option is fully exercised.

Under the 2009 Omnibus Securities and Incentive Plan, on December 2, 2010, the Company granted its Chief Financial Officer, Tsz-Kit Chan options to acquire 33,333 (**4,167) shares of the Company's common stock at an exercise price of $10.26 (**$82.08) per share.  The options vest in approximately equal amounts on the four subsequent anniversary dates of the grant and expire on the eighth anniversary of the date of agreement of or the date the option is fully exercised.

The Company accounts for its share-based compensation in accordance with ASC 718 and recognizes compensation expense using the fair-value method on a straight-line basis over the requisite service period for share option awards and non-vested share awards granted which vested during the period.  The fair value for these awards was estimated using the Black-Scholes option pricing model on the date of grant with the following assumptions:

	September 14, 2009	June 26, 2010	December 2, 2010
Expected life (years)	3.5	3.25	3.25
Expected volatility	41.2%	53%	44.9%
Risk-free interest rate	1.69%	1.49%	0.96%
Dividend yield	-	-	-

The expected volatilities are based on the historical volatility of the Company's common stock.  The observation is made on a weekly basis.  The observation period covered is consistent with the expected life of the options.  The expected life of stock options is based on the minimum vesting period required.  The risk-free rate is consistent with the expected terms of the stock options and is based on the United States Treasury yield curve in effect at the time of grant.

Stock-based compensation expenses recognized was $850,381 for the year ended December 31, 2012. A summary of the Company's stock options activities under the 2009 Omnibus Securities and Incentive Plan are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(Years)	Intrinsic Value
Outstanding - December 31, 2011	677,666	$13.33	2.52	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-

Outstanding- December 31, 2012	677,666	$13.33	1.46	$-

Exercisable - December 31, 2012	414,600	$13.51	1.43	$-

**Reference for amount restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See note 17 Subsequent Events.

The following summary of the Company's stock options activities under the 2009 Omnibus Securities and Incentive Plan are restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See also note 17 Subsequent Events.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(Years)	Intrinsic Value
Outstanding - December 31, 2011	84,708	$106.64	2.52	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-

Outstanding- December 31, 2012	84,708	$106.64	1.46	$-

Exercisable - December 31, 2012	51,825	$108.08	1.43	$-

The weighted average grant date fair value of options granted during year of 2012 and 2011 were nil.

As of December 31, 2012, there was $1,224,525 of total unrecognized compensation cost related to non-vested share option awards granted.  Such cost is expected to be recognized over a weighted-average period of 1-2 years.